UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

March 31, 2019 (unaudited)

Description	Shares	Fair Value
Common Stocks | 96.7%
Australia | 3.1%
Alumina, Ltd.	1,029,382	$1,780,979
Whitehaven Coal, Ltd.	179,508	517,711
		2,298,690
Belgium | 0.7%
Shurgard Self Storage SA	16,583	547,512
Brazil | 2.3%
BB Seguridade Participacoes SA	137,302	929,993
CCR SA	190,200	570,306
Cielo SA	104,888	254,227
		1,754,526
Canada | 2.2%
Alaris Royalty Corp.	68,250	1,076,597
Suncor Energy, Inc.	18,590	602,486
		1,679,083
China | 7.7%
Agricultural Bank of China, Ltd., Class H	4,976,000	2,294,480
China Construction Bank Corp., Class H	1,849,180	1,585,198
China Mobile, Ltd. Sponsored ADR	14,402	734,358
JNBY Design, Ltd.	553,000	1,113,101
		5,727,137
Finland | 0.7%
Nordea Bank Abp	69,847	531,772
France | 4.8%
Cie Generale des Etablissements Michelin SCA	4,589	543,969
Gaztransport Et Technigaz SA	6,603	601,416
Total SA	43,403	2,410,288
		3,555,673
Germany | 0.7%
Aroundtown SA	59,427	490,088
Hong Kong | 2.5%
Kingboard Laminates Holdings, Ltd.	372,500	392,750
Sands China, Ltd.	289,200	1,453,114
		1,845,864
India | 0.7%
Indiabulls Housing Finance, Ltd.	41,740	517,602
Japan | 4.9%
Amada Holdings Co., Ltd.	108,100	1,071,236
Komatsu, Ltd.	16,000	374,179
Sumitomo Mitsui Financial Group, Inc.	48,400	1,693,677
Tokyo Electron, Ltd.	3,500	507,501
		3,646,593
Description	Shares	Fair Value
Mexico | 0.5%
Fibra Uno Administracion SA de CV REIT	287,700	$397,528
Netherlands | 4.3%
ABN AMRO Group NV	29,321	662,004
Royal Dutch Shell PLC, B Shares	79,454	2,511,501
		3,173,505
Norway | 0.7%
Mowi ASA	23,024	514,399
Peru | 0.7%
Credicorp, Ltd.	2,230	535,088
Portugal | 0.5%
Galp Energia SGPS SA	24,227	387,883
Russia | 1.7%
Mobile TeleSystems PJSC Sponsored ADR	110,507	835,433
Severstal PJSC GDR	25,550	398,684
		1,234,117
Singapore | 3.0%
BOC Aviation, Ltd.	57,900	472,390
DBS Group Holdings, Ltd.	62,200	1,159,076
NetLink NBN Trust	1,042,100	638,374
		2,269,840
South Africa | 0.5%
Standard Bank Group, Ltd.	27,643	355,188
South Korea | 1.1%
Samsung Electronics Co., Ltd.	20,896	821,726
Switzerland | 2.2%
Novartis AG	17,301	1,665,113
Taiwan | 2.6%
Hon Hai Precision Industry Co., Ltd.	368,876	883,322
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	16,025	656,384
Tripod Technology Corp.	136,000	439,510
		1,979,216
United Kingdom | 9.9%
BP PLC	159,749	1,166,161
Cineworld Group PLC	105,259	402,344
Legal & General Group PLC	213,283	765,368
Rio Tinto PLC	44,654	2,598,025
St James’s Place PLC	59,855	804,118
Vodafone Group PLC	895,304	1,631,257
		7,367,273
United States | 38.7%
Accenture PLC, Class A	3,149	554,287
Analog Devices, Inc.	5,018	528,245

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2019 (unaudited)

Description	Shares	Fair Value
AT&T, Inc.	22,753	$713,534
Blackstone Mortgage Trust, Inc., Class A REIT	55,154	1,906,122
Brixmor Property Group, Inc. REIT	69,150	1,270,286
Chevron Corp.	6,214	765,441
Cisco Systems, Inc.	56,600	3,055,834
Citizens Financial Group, Inc.	14,625	475,313
CVS Health Corp.	5,365	289,335
Eaton Corp. PLC	39,954	3,218,694
Intel Corp.	11,130	597,681
International Game Technology PLC	46,200	600,138
Johnson & Johnson	11,589	1,620,026
Leggett & Platt, Inc.	28,771	1,214,712
Lowe’s Cos., Inc.	8,468	926,992
Occidental Petroleum Corp.	23,607	1,562,783
PacWest Bancorp	24,774	931,750
Pattern Energy Group, Inc., Class A	65,162	1,433,564
Pfizer, Inc.	59,109	2,510,359
Rockwell Automation, Inc.	3,340	586,036
Texas Instruments, Inc.	5,689	603,432
The Coca-Cola Co.	32,130	1,505,612
Valero Energy Corp.	4,830	409,729
Verizon Communications, Inc.	9,570	565,874
Wells Fargo & Co.	21,470	1,037,430
		28,883,209
Total Common Stocks (Cost $70,243,992)		72,178,625

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 8.5%
Brazil | 3.0%
Brazil NTN-B:
6.00%, 05/15/21	600	$524,355
6.00%, 05/15/23	1,150	1,011,385
Brazil NTN-F, 10.00%, 01/01/27	2,656	717,711
		2,253,451
Dominican Republic | 0.5%
Dominican Republic Bonds, 15.95%, 06/04/21 (#)	16,500	367,447
Egypt | 1.0%
Egypt Treasury Bills, 0.00%, 08/20/19	13,950	751,255
Description	Principal Amount (000) («)	Fair Value
Indonesia | 0.7%
Indonesia Government Bonds, 8.375%, 09/15/26	6,853,000	$502,524
Malaysia | 1.6%
Malaysia Government Bonds:
3.654%, 10/31/19	2,756	676,031
3.62%, 11/30/21	2,110	519,069
		1,195,100
Mexico | 0.6%
Mexican Bonos, 6.50%, 06/10/21	8,550	428,640
Russia | 1.1%
Russia Government Bonds - OFZ, 7.05%, 01/19/28	57,800	824,431
Total Foreign Government Obligations (Cost $6,634,145)		6,322,848

Description	Shares	Fair Value
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $937,601)	937,601	$937,601
Total Investments | 106.5% (Cost $77,815,738) (»)		$79,439,074
Liabilities in Excess of Cash and Other Assets | (6.5)%		(4,832,338)
Net Assets | 100.0%		$74,606,736

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2019 (unaudited)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	7,181,000	USD	167,000	CIT	04/15/19	$—	$4,030
ARS	23,074,100	USD	554,000	CIT	04/26/19	—	37,857
ARS	20,837,600	USD	488,000	HSB	04/08/19	—	10,674
BRL	279,216	USD	72,000	HSB	04/11/19	—	734
CHF	749,925	CZK	17,028,000	BNP	04/05/19	13,296	—
CLP	638,716,350	USD	969,000	CIT	04/08/19	—	30,397
CLP	130,047,450	USD	195,000	CIT	04/18/19	—	3,891
CLP	239,466,200	USD	358,000	CIT	04/18/19	—	6,096
CNY	4,509,120	USD	672,000	CIT	05/09/19	—	1,080
CNY	2,934,674	USD	437,000	SCB	05/09/19	—	345
COP	2,025,214,200	USD	653,000	SCB	04/08/19	—	17,971
COP	2,027,956,800	USD	653,000	SCB	05/09/19	—	18,262
CZK	16,067,000	USD	715,053	CIT	04/05/19	—	16,774
CZK	17,899,000	USD	793,411	SCB	04/29/19	—	14,975
DOP	32,086,550	USD	635,000	CIT	04/12/19	—	—
EGP	43,685,645	USD	2,494,897	JPM	05/02/19	1,112	—
GHS	1,714,415	USD	325,316	JPM	04/15/19	234	—
HUF	573,553,000	USD	2,054,045	CIT	05/22/19	—	43,714
IDR	6,958,880,000	USD	488,000	HSB	04/12/19	—	585
IDR	6,590,880,000	USD	414,000	HSB	09/20/19	37,263	—
IDR	14,074,245,000	USD	963,000	SCB	04/12/19	22,791	—
ILS	2,722,000	USD	754,126	CIT	04/08/19	—	4,486
INR	80,083,100	USD	1,130,000	HSB	04/09/19	23,235	—
KRW	528,019,940	USD	466,000	SCB	04/12/19	—	1,573
KZT	224,399,200	USD	579,843	CIT	06/19/19	1,063	—
KZT	99,906,650	USD	258,826	HSB	06/19/19	—	195
KZT	319,342,500	USD	827,312	SCB	05/02/19	5,100	—
MXN	7,801,000	USD	394,620	CIT	07/12/19	901	—
MXN	2,006,000	USD	99,928	HSB	07/12/19	1,779	—
MXN	6,730,000	USD	345,080	SCB	04/15/19	920	—
PEN	2,344,858	USD	709,000	HSB	04/15/19	—	2,739
PEN	2,560,019	USD	773,326	HSB	05/24/19	—	3,664
PHP	59,108,512	USD	1,132,000	CIT	04/26/19	—	12,309
PLN	4,245,000	USD	1,119,982	CIT	05/09/19	—	13,057
RON	3,161,000	EUR	657,272	CIT	06/21/19	—	1,666
RON	719,000	USD	170,557	HSB	04/25/19	—	1,758
SGD	381,000	USD	280,993	HSB	05/10/19	338	—
SGD	617,000	USD	455,064	HSB	05/10/19	531	—
THB	8,617,000	USD	272,535	CIT	05/10/19	—	744
THB	22,589,000	USD	713,435	HSB	04/25/19	—	1,221
THB	15,445,000	USD	487,886	SCB	04/12/19	—	1,076
TRY	2,103,000	USD	365,859	CIT	06/13/19	—	12,905
USD	376,474	AUD	531,000	CIT	04/15/19	—	664
USD	733,039	AUD	1,038,000	SCB	04/15/19	—	4,190
USD	409,003	AUD	576,000	SCB	05/22/19	—	376

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2019 (unaudited)

Forward Currency Contracts open at March 31, 2019 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	377,086	BRL	1,445,636	JPM	05/20/19	$9,092	$—
USD	743,199	CHF	749,925	BNP	04/05/19	—	10,140
USD	567,396	EGP	10,101,060	CIT	06/19/19	—	736
USD	380,007	EUR	332,000	BNP	06/21/19	5,067	—
USD	92,489	GHS	536,760	SCB	08/21/19	—	4,452
USD	175,000	GHS	988,750	SCB	08/21/19	—	3,572
USD	498,000	IDR	7,168,710,000	SCB	04/12/19	—	4,112
USD	754,838	ILS	2,722,000	BNP	04/08/19	5,198	—
USD	464,193	KRW	528,019,940	HSB	04/12/19	—	234
USD	158,000	RUB	10,461,117	CIT	04/11/19	—	1,195
USD	367,080	TRY	2,103,000	SCB	06/13/19	14,126	—
USD	383,068	ZAR	5,431,000	SCB	07/12/19	11,199	—
UYU	12,975,200	USD	392,000	CIT	05/31/19	—	—
UYU	36,288,108	USD	1,108,000	HSB	04/05/19	—	—
ZAR	11,074,000	AUD	1,082,011	CIT	04/26/19	—	3,358
ZAR	4,817,000	USD	335,402	HSB	06/07/19	—	4,175
ZAR	5,431,000	USD	383,837	HSB	07/12/19	—	11,969
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$153,245	$313,951

Currency Abbreviations:

ARS	— Argentinian Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2019 (unaudited)

(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2019, these securities amounted to 0.5% of net assets.
(»)	Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts..

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks
Auto Components	0.7%
Banks	15.1
Beverages	2.0
Capital Markets	2.5
Communications Equipment	4.1
Diversified Telecommunication Services	2.6
Electrical Equipment	5.1
Electronic Equipment, Instruments & Components	2.3
Equity Real Estate Investment Trusts (REITs)	2.2
Entertainment	0.5
Food Products	0.7
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	2.7
Household Durables	1.6
Independent Power & Renewable Electricity Producers	1.9
Insurance	2.3
IT Services	1.1
Machinery	1.9
Metals & Mining	6.4
Mortgage Real Estate Investment Trusts (REITs)	2.6
Oil, Gas & Consumable Fuels	14.7
Pharmaceuticals	7.8
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	3.9
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	1.1
Textiles, Apparel & Luxury Goods	1.5
Thrifts & Mortgage Finance	0.7
Trading Companies & Distributors	0.6
Transportation Infrastructure	0.8
Wireless Telecommunication Services	4.3
Subtotal	96.7
Foreign Government Obligations	8.5
Short-Term Investments	1.3
Total Investments	106.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 24, 2019